UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-10561
                                      ------------------------

                         DB HEDGE STRATEGIES FUND LLC

-----------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                              25 DEFOREST AVENUE
                           SUMMIT, NEW JERSEY 07901

-----------------------------------------------------------------------
(Address of principal executive offices)

                                              Copy to:

     Deutsche Asset Management                Sidley Austin Brown & Wood LLP
     John H. Kim, Esq.                        John A MacKinnon, Esq.
     25 DeForest Avenue                       787 Seventh Avenue
     Summit, New Jersey  07901                New York, New York 10019
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (908) 608-3000
                                                    --------------

Date of fiscal year end:       March 31
                         ---------------------------

Date of reporting period:      July 1, 2003 - June 30, 2004
                          ----------------------------------------------

Item 1.  Proxy Voting Record.

-------------- ------------ -------------------------------- ------------- ---------- ----------- --------------
   Fund           Meeting                 Matter                Proposed     Voted        How         With
                   Date                                             By                   Voted     Management
-------------- ------------ -------------------------------- ------------- ---------- ----------- --------------
Jana            11/14/2003   o  Revised High Watermark            Issuer      Yes         For         Yes
Partners LP                     provision
                             o  Revised "Gated"
                                withdrawal provision
                             o  Two-year lockup for
                                new investors
-------------- ------------ -------------------------------- ------------- ---------- ----------- --------------
Elm Ridge        2/2/2004    o  Addition of a Gate                Issuer      Yes         For         Yes
Capital                         provision to withdrawals
Partners LP                     starting March 31, 2004
                             o  Revision of the terms
                                of the Limited Partnership
                                Agreement
-------------- ------------ -------------------------------- ------------- ---------- ----------- --------------
Beacon Hill      5/14/2004   o  Approval of individuals           Issuer     Special     Special      Yes
Liquidation                     to serve on the                               Vote*       Vote*
Committee                       Liquidation Committee
-------------- ------------ -------------------------------- ------------- ---------- ----------- --------------
Bedford             N/A      o  Reduction of the General          Issuer   No action   No Action      Yes
Falls                           Partner's performance
                                allocation to 20% of net
                                income otherwise
                                allocable to a Limited
                                Partner
                             o  Elimination of the
                                provision that returns in
                                excess of 30% are to be
                                charged a 30%
                                performance allocation
-------------- ------------ -------------------------------- ------------- ---------- ------------ -------------

*At this meeting, investors elected the individuals that were to serve on the Beacon Hill Liquidation Committee.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DB HEDGE STRATEGIES FUND LLC

By:        *
            --------------------------------------------------
           Natalie Birrell
           President
           August 25, 2004



By:
           ---------------------------------------------------
           Alexandra Toohey
           Treasurer, Principal Accounting and Financial Officer
           August 25, 2004

*          By:   /s/ Elizabeth A. Keeley
                 -----------------------
                 Attorney-in-Fact

                         DB HEDGE STRATEGIES FUND LLC

                               POWER OF ATTORNEY

          KNOW ALL PERSONS BY THESE PRESENTS, that, ALEXANDRA TOOHEY, whose signature appears below, does hereby constitute and appoint John T. Ferguson, Jr., John MacKinnon, Elizabeth Keeley, Bruce A. Rosenblum, and Mitra Shakeri, and each of them singly, her true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in her name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable DB Hedge Strategies Fund LLC (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-2 pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as the Treasurer, Principal Financial Officer and Accounting Officer of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set her hand and seal as of the date set forth below.


                                               /s/ Alexandra Toohey
                                               ------------------------------
                                               ALEXANDRA TOOHEY


DATE: August 6, 2004

                         DB HEDGE STRATEGIES FUND LLC

                               POWER OF ATTORNEY

          KNOW ALL PERSONS BY THESE PRESENTS, that, NATALIE BIRRELL, whose signature appears below, does hereby constitute and appoint John T. Ferguson, Jr., Alexandra Toohey, John MacKinnon, Elizabeth Keeley, Bruce A. Rosenblum, and Mitra Shakeri, and each of them singly, her true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in her name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable DB Hedge Strategies Fund LLC (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-2 pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as the President of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set her hand and seal as of the date set forth below.

                                               /s/ Natalie Birrell
                                               -----------------------------
                                               NATALIE BIRRELL


DATE: August 6, 2004